COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended
	Aug. 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2023
Offsetting Assets [Line Items]
Operating lease expense		$ 11,415	$ 11,250
Contractual obligation		417,946		$ 507,535
Agreement amendment fee					$ 2,000
Car T License [Member]
Offsetting Assets [Line Items]
Initial license fee	$ 75,000
Annual maintenance fee description	annual maintenance fees ranging between $15,000 and $25,000
Contractual obligation		716,714
Payment for milestones		298,768
Finders Fee And Indemnity Agreement [Member]
Offsetting Assets [Line Items]
Payment for finders fee		103,500
First Year Extension [Member]
Offsetting Assets [Line Items]
Monthly rent		3,805
Second Year Extension [Member]
Offsetting Assets [Line Items]
Monthly rent		$ 3,860